Share Capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Nov. 08, 2013	Dec. 13, 2012	Feb. 13, 2014
Class of Stock [Line Items]
Shares Authorized	150,000,000	65,000,000
Shares Issued	24,170,531	18,970,531
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	315,000
Liquidation preference		344,262
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	260,000
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	40,000,000
Shares Issued	13,665,531
Liquidation preference	341,638	341,638
Series D Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	20,000,000
Shares Issued	5,105,000		2,000,000	3,105,000
Liquidation preference	127,625	127,625
Series E Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	15,000,000
Shares Issued	5,400,000				5,400,000
Liquidation preference	135,000
Series R Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	1,000,000